General and Administrative Expenses - Summary of General and Administrative Expenses (Parenthetical (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Analysis of income and expense [abstract]
Voluntary Severance Program Expanses	R$ 2,385